Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

16. Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our unaudited condensed consolidated financial statements. Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

During 2022, the Company entered into a lease with the affiliate of one of our directors. The balance of the right of use asset and lease liability as of June 30, 2024 was $2,574 and $2,994, respectively. The balance of the right of use asset and lease liability as of December 31, 2023 was $2,867 and $3,327, respectively. We have a ten-year license and risk management agreement to provide data license and risk management solution services with this affiliate.